VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES, Narrative (Details) £ / shares in Units, $ in Thousands, £ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Dec. 31, 2013	Mar. 31, 2020 USD ($) Affiliate shares	Mar. 31, 2020 GBP (£) shares	Mar. 31, 2020 EUR (€) shares	Apr. 19, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 14, 2019 EUR (€)	May 31, 2004 USD ($) shares	May 31, 2004 £ / shares	Apr. 30, 2004
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Number of variable interest entities | Affiliate				5
Deferred interest accrued | $				$ 832				$ 17,174
Caledonia Investments Plc
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage in VIE				46.00%
European Union
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage in VIE				5.00%
Nigerian Company owned by 100% Nigerian Employees
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage in VIE				50.00%
VIE, qualitative or quantitative information, purchased percentage from third party	2.00%	29.00%	19.00%
Employee Trust Fund
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage in VIE				2.00%
Bristow Aviation Holdings Limited
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Class of shares, number | shares				3	3	3
Ownership percentage in variable interest entity, third party				49.00%
Purchase of deferred stock shares | shares										8,000,000
Business acquisition share price | £ / shares											£ 1
Principal amount of subordinated unsecured loan stock				$ 112,800	£ 91
Interest rate on unsecured loan				13.50%
Total amount paid for deferred shares | $										$ 14,400
Deferred interest accrued | $				$ 2,697,878				$ 2,399,704
Purchase price | €							€ 920,000
Bristow Aviation Holdings Limited | Call Option
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Common Stock value | €						€ 1,000,000
Call option guaranteed rate				3.00%	3.00%	3.00%
Bristow Aviation Holdings Limited | Put option
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Call option guaranteed rate												10.00%
Bristow Aviation Holdings Limited | E.U. Investor
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Purchase price | €									€ 100,000
Bristow Helicopters Nigeria Ltd
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage in VIE				48.00%
VIE, qualitative or quantitative information, purchased percentage from third party	8.00%
Pan African Airlines Nigeria Ltd
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage in VIE				50.17%